Notes to consolidated statement of profit and loss and other comprehensive income - Loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to consolidated statement of profit and loss and other comprehensive income
Loss of the year	€ (66,641)	€ (28,076)	€ (21,374)
Weighted average number of shares outstanding	33,419,356	24,609,536	18,820,612
Basic and diluted loss per share	€ (1.99)	€ (1.14)	€ (1.14)
Other instruments that could potentially dilute earnings per ordinary share in the future	0